Related Party Transactions (Details) - Schedule of material related party transactions	6 Months Ended
Jun. 30, 2021
Mr. Zhao Jishuang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A major shareholder of the Company
Mr. Guo Yupeng [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A major shareholder of the Company
Mr. Peng Siguang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A major shareholder of the Company
Zhongshi Qile (Beijing) Culture Media Co., Ltd. (“Zhongshi Culture”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Shenzhen Meifu English Information Consulting Co., Ltd. (“Meifu English”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Oxford International College Chengdu School [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Meten International Educational Talent Management Service (Shenzhen) Co., Ltd (Meten Talent Service) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Xiamen Siming District Meten English Training School (“Xiamen Siming Meten School”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Associate of the Group
Liketou (HK) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Entity under significant influence of a key management
Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Fellow subsidiary
Beijing Wuyan Education Consulting Co., Ltd. (“Beijing Wuyan Education”) [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Equity method investment subsidiary